Revenue from contracts with customers - Schedule Of Revenue Recognized (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of performance obligations [abstract]
Amounts included in contract liabilities	¥ 544,495	$ 78,323	¥ 874,391